Schedule of reconciliation of fair value measurements categorized within level 1 and level 3 of the fair value hierarchy (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of fair value measurement of assets [line items]
Beginning Balance			₨ 4,584,216
Ending Balance		$ 60,265	4,572,333	₨ 4,584,216
Level 1 and 3 Of Fair Value Hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance			32,391	1,218,266
Charge to profit or loss			(32,756)	(378,994)
Effects of movements in foreign exchange rates			365	(6,881)
Ending Balance				32,391
Final Payment				(800,000)
Ordinary Warrants [Member] | Macquarie Corporate Holdings Pty Limited [Member] | Level 1 and 3 Of Fair Value Hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance			436	2
Charge to profit or loss			(444)	441
Effects of movements in foreign exchange rates			8	(7)
Ending Balance				436
Quoted Warrants [Member] | Level 1 and 3 Of Fair Value Hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	[1]		31,955	418,264
Charge to profit or loss	[1]		(32,312)	(379,435)
Effects of movements in foreign exchange rates	[1]		357	(6,874)
Ending Balance	[1]			31,955
Liability For Acquisition of Business [Member] | Level 1 and 3 Of Fair Value Hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance				800,000
Charge to profit or loss
Effects of movements in foreign exchange rates
Ending Balance
Final Payment				₨ (800,000)

[1]	On December 16, 2021, at 5:00 p.m., New York time, outstanding warrants (the “Warrants”) to purchase an aggregate of 17,337,500 Ordinary Shares expired.